Fair value of assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value of Assets and Liabilities [Abstract]
Summary of valuation adjustment	The following table presents the adjustments in fair value for financial assets and liabilities.

Adjustments in fair value on financial assets and liabilities
in EUR million	30 June 2026	31 December 2025
Deferred Day One Profit or Loss	-85	-91
Own credit adjustments	-85	-57
Bid/Offer	-137	-130
Model Risk	-43	-48
CVA	-75	-88
DVA	39	43
CollVA	-11	-11
FVA	-85	-82
Other valuation adjustments	5	3
Total Valuation Adjustments	-477	-462

Methods applied in determining fair values of financial assets and liabilities	Financial instruments at fair value
Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at the end of the reporting period. The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	27,423	21,392	4	4	155	187	27,582	21,583
- Debt securities	7,562	6,492	4,040	2,793	1,883	1,934	13,484	11,219
- Derivatives	11	52	27,258	25,178	694	773	27,963	26,003
- Loans and receivables	0	0	83,257	65,811	7,772	8,542	91,029	74,352
	34,995	27,937	114,559	93,785	10,503	11,435	160,057	133,157
Financial assets at fair value through other comprehensive income
- Equity securities	2,322	2,301	0	0	325	307	2,647	2,607
- Debt securities	55,966	49,529	798	1,288	0	0	56,765	50,817
- Loans and receivables	0	0	3,606	3,238	25	0	3,631	3,238
	58,288	51,829	4,404	4,526	350	307	63,043	56,662
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,621	1,540	7,932	7,284	209	15	9,763	8,839
– Deposits	0	0	66,131	47,120	0	0	66,131	47,120
– Trading securities	2,210	2,534	48	11	9	9	2,267	2,554
– Derivatives	80	152	24,214	21,090	857	777	25,152	22,019
	3,911	4,226	98,326	75,505	1,076	802	103,313	80,532

Valuation techniques and range of unobservable inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025			30 June 2026	31 December 2025	30 June 2026	31 December 2025
At fair value through profit or loss
Debt securities	1,883	1,934	9	9	Price based	Price (%)	0%	0%	101%	103%
						Price (price per share)	203	201	392	412
					Present value techniques	Price (%)	90%	n.a.	100%	n.a.
Equity securities	155	187			Price based	Price (price per share)	0	0	2,587	5,475
Loans and advances	1,312	1,978	0	0	Price based	Price (%)	0%	0%	108%	109%
					Present value techniques	Credit spread (bps)	582	120	690	709
						Prepayment rate (%)	2%	2%	2%	2%
(Reverse) repos	6,460	6,563			Present value techniques	Interest rate (%)	n.a.	n.a.	n.a.	n.a.
Structured notes			209	15	Price based	Price (%)	98%	96%	102%	103%
					Option pricing model	Equity volatility (%)	10%	18%	30%	22%
						Equity/Equity correlation	0.6	0.7	0.9	0.8
						Equity/FX correlation	-0.6	-0.6	0.2	0.2
						Dividend yield (%)	0.5%	0.4%	4%	1.9%
					Present value techniques	Price (%)	99%	n.a	100%	n.a
Derivatives
– Rates	638	628	628	670	Option pricing model	Interest rate volatility (bps)	55	45	158	91
					Present value techniques	Reset spread (%)	n.a.	1%	n.a.	1%
– FX	3	2	7	4	Option pricing model	Implied volatility (%)	0.7%	1.7%	37%	42%
– Credit	37	134	124	48	Present value techniques	Credit spread (bps)	9	10	95	88
					Price based	Price (%)	0%	0%	99%	100%
– Equity	13	7	79	46	Option pricing model	Equity volatility (%)	15%	13%	127%	75%
						Equity/Equity correlation	0.0	0.0	1.0	1.0
						Equity/FX correlation	-0.7	-0.7	0.4	0.5
						Dividend yield (%)	0%	0%	43%	51%
– Other	3	2	20	10	Option pricing model	Commodity volatility (%)	16%	20%	84%	76%
						Com/FX correlation	n.a.	-0.25	n.a.	-0.25
					Price based	Price (commodity)	70	66	70	66
At fair value through other comprehensive income
– Loans and advances	25	0			Price based	Price (%)	91%	n.a.	95%	n.a.
– Equity	325	307			Present value techniques	Credit spread (bps)	5.41	5.15	5.41	5.15
						Interest rate (%)	2.5%	2.5%	2.5%	2.5%
						Payout ratio (%)	70%	70%	90%	90%
					Price based	Price (price per share)	126	126	126	126
Total	10,854	11,742	1,076	802
[1] The abbreviation n.a. stands for not applicable or not available.

Changes in level 3 financial assets

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	1,114	824	121	68	7,625	5,721	2,576	4,121	307	270	11,742	11,005
Realised gain/loss recognised in the statement of profit or loss during the period [1]	15	247	-1	63	36	211	-250	-798			-199	-278
Revaluation recognised in other comprehensive income during the period [2]									20	8	20	8
Purchase of assets	33	953	0	0	2,343	5,177	565	1,208	12	182	2,953	7,520
Sale of assets	-60	-109	0	0	-1,723	-1,765	0	-1,160	-1	-163	-1,784	-3,197
Maturity/settlement	-142	-128	0	0	-53	-166	-141	-763	0	0	-335	-1,057
Reclassifications	120	0	-120	-1	-242	18	0	0	0	10	-242	28
Transfers into Level 3	4	316	0	0	89	824	0	0	13	0	107	1,139
Transfers out of Level 3	-389	-974	0	-9	-1,011	-2,389	-18	0	0	0	-1,418	-3,372
Exchange rate differences	0	-14	0	0	2	-6	5	-33	-1	0	7	-53
Changes in the composition of the group and other changes	0	0	0	0	2	0	1	0	0	0	3	0
Closing balance	695	1,114	0	121	7,070	7,625	2,738	2,576	350	307	10,854	11,742
[1] Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 199 million (31 December 2025: EUR 280 million) of unrealised gains and losses recognised in the statement of profit or loss.
[2] Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	636	637	151	67	15	67	802	770
Realised gain/loss recognised in the statement of profit or loss during the period[1]	102	81	-1	82	-2	-6	99	157
Additions	95	205	0	3	191	11	285	219
Redemptions	-15	-74	-2	0	-10	0	-27	-74
Maturity/settlement	-92	-160	-33	0	-2	-64	-127	-225
Reclassifications	116		-116					0
Transfers into Level 3	39	19	0	0	22	19	61	38
Transfers out of Level 3	-13	-72	0	0	-5	-12	-18	-84
Exchange rate differences	0	-1	0	0	0	0	0	-1
Closing balance	866	636	0	151	209	15	1,076	802
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 99 million
(31 December 2025: EUR 158 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments	The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Equity (equity derivatives, structured notes)	39	20	-23	-12
Interest rates (Rates derivatives, FX derivatives)	1	1	0	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	4	12	-6	-14
Equity (FV OCI)	2	0	0	0
	46	33	-29	-26

Fair value of assets and liabilities at amortised cost	Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Financial Assets
Loans and advances to banks	30,311	21,204	3,491	3,053			23,007	14,722	3,759	3,366	30,257	21,141
Loans and advances to customers	761,314	727,733	20,308	18,231			14,379	12,782	707,470	678,392	742,158	709,405
Securities at amortised cost	67,985	53,867			60,198	47,722	4,006	2,381	2,813	2,692	67,017	52,796
	859,610	802,804	23,799	21,284	60,198	47,722	41,393	29,885	714,042	684,450	839,432	783,342

Financial liabilities
Deposits from banks	31,687	18,517	8,639	5,401			19,245	9,162	3,553	3,745	31,437	18,308
Customer deposits	773,291	721,373	642,155	620,999			112,052	82,665	18,834	17,433	773,040	721,097
Debt securities in issue	166,011	151,231			88,219	84,506	73,469	64,028	5,517	3,857	167,205	152,391
Subordinated loans	19,068	18,100			19,350	18,368	352	354			19,701	18,722
	990,057	909,221	650,794	626,401	107,568	102,874	205,118	156,208	27,904	25,035	991,384	910,519
1 In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.